Right-of-use Assets - Summary of Quantitative Information About Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Transfer from capital assets on adoption of IFRS 16 (note 10)			$ 1,043
Initial recognition of assets under operating leases on adoption of IFRS 16			38,106
Balance at January 1, 2019	$ 33,254	$ 39,149
Additions	544	2,380
Lease modifications and other remeasurements	(1,998)	36
Depreciation expense	(4,578)	(4,913)
Impairment	(18,627)
Sold - discontinued operations (note 6)		(3,300)
Effect of foreign exchange differences	(38)	(98)
Net book value	8,557	33,254
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Initial recognition of assets under operating leases on adoption of IFRS 16			37,552
Balance at January 1, 2019	32,246	37,552
Additions	378	2,331
Lease modifications and other remeasurements	(1,998)	36
Depreciation expense	(3,956)	(4,274)
Impairment	(18,553)
Sold - discontinued operations (note 6)		(3,300)
Effect of foreign exchange differences	(31)	(99)
Net book value	8,086	32,246
Production and Laboratory Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Transfer from capital assets on adoption of IFRS 16 (note 10)			1,043
Initial recognition of assets under operating leases on adoption of IFRS 16			460
Balance at January 1, 2019	912	1,503
Additions	151
Depreciation expense	(561)	(592)
Impairment	(70)
Effect of foreign exchange differences	(6)	1
Net book value	426	912
Other
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Initial recognition of assets under operating leases on adoption of IFRS 16			$ 94
Balance at January 1, 2019	96	94
Additions	15	49
Depreciation expense	(61)	(47)
Impairment	(4)
Effect of foreign exchange differences	(1)
Net book value	$ 45	$ 96